Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 765,719,000,000	R$ 752,920,000,000
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 758,517,000,000	R$ 743,932,000,000
Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	4,673,000,000	4,985,000,000
High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	2,529,000,000	4,003,000,000
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 233,011,000,000	R$ 306,556,000,000
Other financial assets, individually evaluated, classified by rating, percentage	30.40%	40.60%
Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 233,011,000,000	R$ 306,556,000,000
Interbank deposits and securities purchased under agreements to resell [Member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	0
Interbank deposits and securities purchased under agreements to resell [Member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	0
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 133,119,000,000	R$ 110,395,000,000
Other financial assets, individually evaluated, classified by rating, percentage	17.40%	14.70%
Financial assets at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 127,251,000,000	R$ 103,157,000,000
Financial assets at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	3,721,000,000	3,645,000,000
Financial assets at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	2,147,000,000	3,593,000,000
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 322,929,000,000	R$ 286,646,000,000
Other financial assets, individually evaluated, classified by rating, percentage	42.20%	38.10%
Financial assets designated at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 321,595,000,000	R$ 284,896,000,000
Financial assets designated at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	952,000,000	1,340,000,000
Financial assets designated at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	382,000,000	410,000,000
Available-for-sale financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 76,660,000,000	R$ 49,323,000,000
Other financial assets, individually evaluated, classified by rating, percentage	10.00%	6.60%
Available-for-sale financial assets [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 76,660,000,000	R$ 49,323,000,000
Available-for-sale financial assets [Member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	0
Available-for-sale financial assets [Member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 0